Schedule of Investments (unaudited)	iShares® MSCI Peru and Global Exposure ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 25.3%
Banco BBVA Peru SA	4,856,298	$1,791,920
Banco de Credito del Peru S.A., Class C	305,568	205,076
Credicorp Ltd.	155,362	19,502,592
Intercorp Financial Services Inc.	70,144	1,342,556
		22,842,144
Broadline Retail — 2.3%
Falabella SA	898,932	2,099,162

Construction & Engineering — 0.7%
Aenza SAA(a)	4,248,679	602,094

Construction Materials — 1.9%
Cementos Pacasmayo SAA	1,839,406	1,745,984

Consumer Staples Distribution & Retail — 2.9%
InRetail Peru Corp.(b)	78,471	2,648,396

Diversified Consumer Services — 2.6%
Laureate Education Inc., Class A	177,473	2,330,220

Electric Utilities — 2.5%
Interconexion Electrica SA ESP	595,310	2,247,320

Food Products — 5.5%
Alicorp SAA	2,527,470	3,906,142
Casa Grande SAA	409,140	1,017,394
		4,923,536
Metals & Mining — 48.4%
Cia. de Minas Buenaventura SAA, ADR	463,381	4,420,655
Corp. Aceros Arequipa SA, NVS	2,341,769	619,888
Fortuna Silver Mines Inc.(a)	659,576	2,556,741
Hochschild Mining PLC(a)	2,291,561	3,036,153
MMG Ltd.(a)	7,060,000	2,026,403
Pan American Silver Corp.	137,207	2,149,689
Sociedad Minera Cerro Verde SAA	112,378	3,508,441
Southern Copper Corp.	274,285	19,729,320
Triple Flag Precious Metals Corp.	131,517	1,835,684
Volcan Cia. Minera SAA, Class B, NVS(a)	16,606,439	1,354,287
Wheaton Precious Metals Corp.	51,068	2,497,043
		43,734,304
Security	Shares	Value

Real Estate Management & Development — 2.4%
Parque Arauco SA	1,537,246	$2,208,353

Trading Companies & Distributors — 3.0%
Ferreycorp SAA	4,236,834	2,684,874

Wireless Telecommunication Services — 1.7%
Empresa Nacional de Telecomunicaciones SA	454,451	1,513,708

Total Common Stocks — 99.2%
(Cost: $115,335,283)		89,580,095

Rights

Construction & Engineering — 0.0%
Aenza SAA (Expires 12/15/23, Strike Price USD 0.50)	621,109	5,464

Total Rights — 0.0%
(Cost: $—)		5,464

Total Long-Term Investments — 99.2%
(Cost: $115,335,283)		89,585,559

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	640,000	640,000

Total Short-Term Securities — 0.7%
(Cost: $640,000)		640,000

Total Investments — 99.9%
(Cost: $115,975,283)		90,225,559

Other Assets Less Liabilities — 0.1%		130,175

Net Assets — 100.0%		$90,355,734

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$450,000	$190,000	(a)	$—	$—	$—	$640,000	640,000	$2,584	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Peru and Global Exposure ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	.14	12/15/23	$691	$(890)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$82,418,377	$7,161,718	$—	$89,580,095
Rights	—	5,464	—	5,464
Short-Term Securities
Money Market Funds	640,000	—	—	640,000
	$83,058,377	$7,167,182	$—	$90,225,559
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(890)	$—	$—	$(890)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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